Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	2021	2020
	(in € millions)
Trade receivables	443	323
Less: allowance for expected credit losses	(6)	(4)
Trade receivables – net	437	319
Other	184	145
Total	621	464
Trade receivables are non-interest bearing and generally have 30-day payment terms. Due to their comparatively short maturities, the carrying value of trade and other receivables approximate their fair value.
The aging of the Group’s net trade receivables is as follows:

	2021	2020
	(in € millions)
Current	268	218
Overdue 1 – 30 days	86	62
Overdue 31 – 60 days	43	26
Overdue 60 – 90 days	17	8
Overdue more than 90 days	23	5
	437	319
The movements in the Group’s allowance for expected credit losses are as follows:

	2021	2020
	(in € millions)
At January 1	4	5
Provision for expected credit losses	7	7
Reversal of unutilized provisions	(2)	(5)
Receivables written off	(3)	(3)
At December 31	6	4
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables mentioned above. The Group does not hold any collateral as security.